Derivative Financial Instruments and Risk Management Policies - Exchange Rate Risk (Details) € in Millions, Bs. in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) ves / $	Dec. 31, 2018 EUR (€) ves / $	Dec. 31, 2019 VEB (Bs.) ves / $	Dec. 31, 2018 VEB (Bs.) ves / $
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	€ 37,744
Foreign exchange gain (loss)	€ (413)	€ (963)
Foreign exchange rate | ves / $	68,448	7,608	68,448	7,608
Increase in financial income due to the effect of monetary correction for inflation	€ 492	€ 1,173
VEB
Disclosure of detailed information about hedging instruments [line items]
Foreign exchange gain (loss)	(426)	(954)
VEB | Foreign currency exchange risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	€ (93)	€ (158)	Bs. 7,122,859	Bs. 1,375,524